Income Taxes (Details) - Schedule of Provision for Income Taxes - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Provision for Income Taxes [Abstract]
US-Federal
US-State
Foreign	(1,967,421)	3,805,213	1,043,451
Total current income tax expense/(benefit)	(1,967,421)	3,805,213	1,043,451
US-Federal	(991,250)	(2,420,618)
US-State	(236,011)	(576,338)
Foreign	5,377,966	(1,474,186)
Total deferred tax expense/(benefit)	4,150,705	(4,471,142)
Total income tax expense/(benefit)	$ 2,183,284	$ (665,929)	$ 1,043,451